Short-term and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-term and long-term borrowings
Summary of short-term borrowings

The following is a summary of short-term and long-term borrowings:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	60,679	9,981	1,566
Long-term borrowings	22,577	14,344	2,251

Summary of repayments of principal amounts of the long-term borrowing

As of December 31,
2021
RMB
2022	—
2023	3,989
2024	3,806
2025	2,992
2026 and thereafter	3,557
Total	14,344